Related parties (Details) € / shares in Units, $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Jun. 15, 2015 USD ($)	Jun. 30, 2017 shares	Dec. 31, 2019 EUR (€) shares year	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 $ / shares shares	Jun. 19, 2019 $ / shares	Mar. 22, 2019 € / shares shares	Jun. 14, 2018 $ / shares	Jun. 19, 2017 $ / shares	Jun. 01, 2015 $ / shares shares	Jun. 01, 2015 € / shares shares
Disclosure of transactions between related parties [line items]
Payments to acquire or redeem entity's shares | €			€ 0	€ 0	€ 177,600,000
Ordinary shares
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | € / shares								€ 20.00
Number of shares issued								20,000,000
Restricted Shares | Key management personnel
Disclosure of transactions between related parties [line items]
Number of shares issued						4,518,964
Restricted Shares | Non-Executive Director
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | $ / shares							$ 20.74		$ 17.94	$ 14.38
Mariposa Capital and TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Advisory Services Agreement, annual fee | $	$ 2.0
Advisory Services Agreement, renewal term	1 year
Advisory Services Agreement, expiration notice term	90 days
Advisory Services Agreement, termination term	6 months
Mariposa Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party | €			200,000	200,000
TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party | €			€ 300,000	€ 100,000
Lord Myners | Non-Executive Director
Disclosure of transactions between related parties [line items]
Option life | year			5
Lord Myners | Ordinary shares | Non-Executive Director
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | $ / shares						$ 11.50
Number of shares issued						95,652
Number of share options granted			50,000
Iglo | Paul Kenyon | Key management personnel
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | (per share)											$ 10.50	€ 9.71
Number of shares issued											37,060	37,060
Number of shares sold		26,372
Iglo | Tania Howarth | Key management personnel
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | (per share)											$ 10.50	€ 9.71